Summary of Significant Accounting Policies - Product warranties, current and non-current (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Accrued warranty	¥ 233,366	¥ 6,996
Including: Accrued warranty, current	55,138	1,477
Accrued warranty, non-current	¥ 178,228	¥ 5,519